UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Period May 21, 2003 (inception) to June 30, 2003

Janus High Yield Bond Portfolio

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc. which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
UNAUDITED

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                                                                         JANUS
                                                                                       HIGH YIELD
                                                                                          BOND
                                                                                       PORTFOLIO
                                                                                   -------------------
                                                                                   -------------------
ASSETS:
     Investments in securities, market value  (1)                                $        105,289,664
     Cash                                                                                     628,337
     Interest receivable                                                                      871,611
     Receivable for investments sold                                                        6,408,955
                                                                                   -------------------
                                                                                   -------------------

     Total assets                                                                         113,198,567
                                                                                   -------------------
                                                                                   -------------------

LIABILITIES:

     Due to investment adviser                                                                 86,822
     Payable for investments purchased                                                     18,324,940
                                                                                   -------------------
                                                                                   -------------------

     Total liabilities                                                                     18,411,762
                                                                                   -------------------
                                                                                   -------------------

NET ASSETS                                                                       $         94,786,805
                                                                                   ===================
                                                                                   ===================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                               $            940,649
     Additional paid-in capital                                                            93,139,220
     Net unrealized appreciation on investments                                               324,088
     Undistributed net investment income                                                       67,441
     Accumulated net realized gain on investments                                             315,407
                                                                                   -------------------
                                                                                   -------------------

NET ASSETS                                                                       $         94,786,805
                                                                                   ===================
                                                                                   ===================

NET ASSET VALUE PER OUTSTANDING SHARE                                            $              10.08
                                                                                   ===================
                                                                                   ===================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                           150,000,000
     Outstanding                                                                            9,406,495

(1)  Cost of investments in securities:                                          $        104,965,576

See notes to financial statements.


MAXIM SERIES FUND, INC.

                            STATEMENT OF OPERATIONS
                           PERIOD ENDED JUNE 30, 2003

UNAUDITED

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

                                                                                        JANUS
                                                                                      HIGH YIELD
                                                                                         BOND
                                                                                      PORTFOLIO
                                                                                  -------------------
                                                                                  -------------------
INVESTMENT INCOME:
     Interest                                                                   $            241,194
                                                                                  -------------------
                                                                                  -------------------

EXPENSES:

     Management fees                                                                         111,466
                                                                                  -------------------
                                                                                  -------------------

NET INVESTMENT INCOME                                                                        129,728
                                                                                  -------------------
                                                                                  -------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                        315,407
     Change in net unrealized appreciation on investments                                    324,088
                                                                                  -------------------
                                                                                  -------------------

     Net realized and unrealized gain on investments                                         639,495
                                                                                  -------------------
                                                                                  -------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $            769,223
                                                                                  ===================
                                                                                  ===================

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
PERIOD ENDED JUNE 30, 2003
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
                                                                                      JANUS
                                                                                    HIGH YIELD
                                                                                       BOND
                                                                                    PORTFOLIO
                                                                                  ---------------
                                                                                  ---------------
                                                                                       2003

                                                                                  ---------------
                                                                                  ---------------
                                                                                       (2)
                                                                                    UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

     Net investment income                                                      $        129,728
     Net realized gain on investments                                                    315,407
     Change in net unrealized appreciation on investments                                324,088
                                                                                  ---------------
                                                                                  ---------------

     Net increase in net assets resulting from operations                                769,223
                                                                                  ---------------
                                                                                  ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                          (62,287)
                                                                                  ---------------
                                                                                  ---------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                                96,235,049
     Reinvestment of distributions                                                        62,287
     Redemptions of shares                                                            (2,217,467)
                                                                                  ---------------
                                                                                  ---------------

     Net increase in net assets resulting from share transactions                     94,079,869
                                                                                  ---------------
                                                                                  ---------------

     Total increase in net assets                                                     94,786,805

NET ASSETS:
     Beginning of period                                                                       0
                                                                                  ---------------
                                                                                  ---------------

     End of period  (1)                                                         $     94,786,805
                                                                                  ===============
                                                                                  ===============


OTHER INFORMATION:

SHARES:

     Sold                                                                              9,621,184
     Issued in reinvestment of distributions                                               6,179
     Redeemed                                                                           (220,868)
                                                                                  ---------------
                                                                                  ---------------

     Net increase                                                                      9,406,495
                                                                                  ===============
                                                                                  ===============

(1) Including undistributed net investment income                               $         67,441

(2) The portfolio commenced operations on May 21, 2003.

See notes to financial statements.


MAXIM SERIES FUND, INC.

JANUS HIGH YIELD BOND PORTFOLIO
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

                                                                                Period Ended
                                                                               June 30, 2003 +

                                                                               ----------------
                                                                               ----------------
                                                                                  UNAUDITED

Net Asset Value, Beginning of Period                                         $           10.00

Income from Investment Operations

Net investment income                                                                     0.02
Net realized and unrealized gain                                                          0.07
                                                                               ----------------
                                                                               ----------------

Total Income From Investment Operations                                                   0.09
                                                                               ----------------
                                                                               ----------------

Less Distributions

From net investment income                                                               (0.01)
                                                                               ----------------
                                                                               ----------------

Total Distributions                                                                      (0.01)
                                                                               ----------------
                                                                               ----------------

Net Asset Value, End of Period                                               $           10.08
                                                                               ================
                                                                               ================


Total Return                                                                             0.87%  o

Net Assets, End of Period ($000)                                             $          94,787

Ratio of Expenses to Average Net Assets                                                  1.10%  *

Ratio of Net Investment Income to Average Net Assets                                     1.28%  *

Portfolio Turnover Rate                                                                 41.25%  o


 + The portfolio commenced operations on May 21, 2003.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized



MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of forty portfolios. Interests in the Janus High Yield Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek the highest total return consistent with a reasonable degree of risk. The Portfolio is diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Fixed income and other securities are valued by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      The Portfolio may invest in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

      Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

      Restricted Securities

      The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2003 were $28,844,584, $27,703,783 and 29.20%, respectively.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the specific identification method.

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Federal Income Taxes

      The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders; therefore, no federal income or excise tax provision is required.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.10% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2003, there were 46 funds for which the Directors served as Directors, Trustees or Committee Members, forty of which were Portfolios of the Fund. The total compensation paid by the Fund and its affiliated investment companies to the Independent Directors was $41,250 for the period from January 1, 2003 through June 30, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or Interested Director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the period ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $71,391,597 and $10,670,265, respectively. For the same period, there were no purchases or sales of U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2003, the U.S. Federal income tax cost basis was $104,966,401. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $542,834 and gross depreciation of securities in which there was an excess of tax cost over value of $219,572, resulting in net appreciation of $323,262.

The Maxim Series Fund

Janus High Yield Bond Portfolio

BONDS

AEROSPACE & DEFENSE --- 1.05%
  1,000,000 Esterline Technologies Corp #                              1,025,000
            Senior Subordinated Notes
            7.750% June 15, 2013

     80,000 Vought Aircraft Industries Inc #                              80,000
            Senior Notes
            8.000% July 15, 2011

                                                                      $1,105,000

AUTO PARTS & EQUIPMENT --- 2.90%
    500,000 Lear Corp                                                    532,500
            Company Guaranteed Bonds
            7.960% May 15, 2005

    250,000 TRW Automotive Inc #                                         272,500
            Senior Notes
            11.000% February 15, 2013

  1,000,000 TRW Automotive Inc #                                       1,085,000
            Senior Notes
            9.375% February 15, 2013

    210,000 Tenneco Automotive Inc #                                     212,625
            Senior Notes
            10.250% July 15, 2013

    915,000 United Components Inc #                                      949,313
            Senior Subordinated Notes
            9.375% June 15, 2013

                                                                      $3,051,938

BROADCAST/MEDIA --- 6.66%

    250,000 CSC Holdings Inc                                             253,750
            Senior Notes
            7.875% December 15, 2007

  1,000,000 DirecTV #                                                  1,115,000
            Senior Notes
            8.375% March 15, 2013

  2,500,000 EchoStar DBS Corp                                          2,665,625
            Senior Notes
            9.375% February 1, 2009

    250,000 Gray Television Inc                                          275,000
            Senior Subordinated Notes
            9.250% December 15, 2011

    250,000 LBI Media Inc                                                275,000
            Company Guaranteed Notes
            10.125% July 15, 2012

  2,000,000 LodgeNet Entertainment Corp                                2,050,000
            Senior Subordinated Notes
            9.500% June 15, 2013

    350,000 Mediacom LLC                                                 370,125
            Senior Notes
            9.500% January 15, 2013

                                                                      $7,004,500

COMMUNICATIONS - EQUIPMENT --- 0.26%
    250,000 Avaya Inc                                                    273,750
            Senior Notes
            11.125% April 1, 2009

                                                                        $273,750

COMPUTER HARDWARE & SYSTEMS --- 0.26%
    250,000 Seagate Technologies Holding                                 270,625
            Company Guaranteed Bonds
            8.000% May 15, 2009

                                                                        $270,625

CONTAINERS --- 1.00%

    250,000 Crown European Holdings SA                                   268,750
            Secured Notes
            9.500% March 1, 2011

    750,000 Owens-Brockway Glass Containers Inc #                        783,750
            Senior Notes
            8.250% May 15, 2013

                                                                      $1,052,500

ELECTRIC COMPANIES --- 3.98%
    750,000 Allegheny Energy Inc                                         750,000
            Notes
            7.750% August 1, 2005

  2,200,000 Southern California Edison Co #                            2,411,750
            Bonds
            8.000% February 15, 2007

  1,000,000 TECO Energy Inc                                            1,020,000
            Senior Notes
            7.500% June 15, 2010

                                                                      $4,181,750

ELECTRONIC INSTRUMENT & EQUIP --- 0.23%
    250,000 Flextronics International Ltd #                              240,625
            Senior Subordinated Notes
            6.500% May 15, 2013

                                                                        $240,625

FINANCIAL SERVICES --- 3.39%
    700,000 Nexstar Finance LLC                                          780,500
            Senior Subordinated Bonds
            12.000% April 1, 2008

    750,000 Trump Holdings & Funding #                                   716,250
            1st Mortgage
            11.625% March 15, 2010

  2,000,000 Worldspan Financial Corp #                                 2,064,000
            Senior Notes
            9.625% June 15, 2011

                                                                      $3,560,750

FOOD & BEVERAGES --- 2.55%
    350,000 Dole Food Co Inc                                             370,125
            Senior Notes
            8.625% May 1, 2009

    300,000 Dole Food Co Inc                                             315,000
            Senior Notes
            8.875% March 15, 2011

  2,000,000 Dole Food Co Inc #                                         2,005,000
            Senior Notes
            7.250% June 15, 2010

                                                                      $2,690,125

GOLD, METALS & MINING --- 2.78%
    250,000 Freeport-McMoRan Copper & Gold Inc                           279,375
            Notes
            10.125% February 1, 2010

    625,000 Gerdau Ameristeel Corp #                                     610,938
            Senior Notes
            10.375% July 15, 2011

  2,000,000 IPSCO Inc #                                                2,040,000
            Senior Notes
            8.750% June 1, 2013

                                                                      $2,930,313

HEALTH CARE RELATED --- 2.70%
    250,000 AdvancePCS                                                   268,750
            Senior Notes
            8.500% April 1, 2008

  2,500,000 Psychiatric Solutions Inc #                                2,575,000
            Senior Subordinated Notes
            10.625% June 15, 2013

                                                                      $2,843,750

HOMEBUILDING --- 2.77%

    500,000 DR Horton Inc                                                541,250
            Bonds
            7.500% December 1, 2007

    250,000 Hovnanian Enterprises Inc                                    272,500
            Senior Unsecured Bonds
            8.000% April 1, 2012

    500,000 KB Home                                                      540,625
            Notes
            7.750% February 1, 2010

    345,000 Ryland Group Inc                                             356,213
            Senior Notes
            5.375% June 1, 2008

    250,000 Toll Corp                                                    278,750
            Senior Subordinated Notes
            8.250% February 1, 2011

    500,000 WCI Communities Inc                                          552,500
            Senior Bonds
            10.625% February 15, 2011

    350,000 William Lyon Homes Inc                                       371,875
            Senior Bonds
            10.750% April 1, 2013

                                                                      $2,913,713

HOTELS/MOTELS --- 3.35%

    250,000 Boyd Gaming Corp                                             265,313
            Senior Notes
            7.750% December 15, 2012

    750,000 John Q Hammons Hotels Inc                                    787,500
            Bonds
            8.875% May 15, 2012

    250,000 La Quinta Corp #                                             266,250
            Senior Notes
            8.875% March 15, 2011

    750,000 MGM Grand Inc                                                853,125
            Senior Bonds
            8.375% February 1, 2011

    250,000 Starwood Hotels & Resorts Worldwide Inc                      263,125
            Senior Bonds
            7.375% May 1, 2007

    250,000 Station Casinos Inc                                          275,000
            Senior Bonds
            9.875% July 1, 2010

    500,000 Turning Stone Casino Resort Enterprise #                     533,125
            Senior Notes
            9.125% December 15, 2010

    250,000 Venetian Casino Resort LLC                                   281,875
            Bonds
            11.000% June 15, 2010

                                                                      $3,525,313

INSURANCE RELATED --- 0.25%
    250,000 Willis Corroon Corp                                          265,000
            Company Guaranteed Notes
            9.000% February 1, 2009

                                                                        $265,000

LEISURE & ENTERTAINMENT --- 2.80%
    500,000 AMC Entertainment Inc                                        537,500
            Senior Subordinated Notes
            9.875% February 1, 2012

    250,000 Hard Rock Hotel Inc #                                        261,250
            Notes
            8.875% June 1, 2013

    250,000 Isle of Capri Casinos Inc                                    266,250
            Bonds
            8.750% April 15, 2009

    400,000 Old Evangeline Downs #                                       408,000
            Bonds
            13.000% March 1, 2010

  1,500,000 Six Flags Inc                                              1,477,500
            Senior Notes
            9.500% February 1, 2009

                                                                      $2,950,500

MACHINERY --- 0.89%

    915,000 SPX Corp                                                     933,300
            Senior Notes
            6.250% June 15, 2011

                                                                        $933,300

MANUFACTURING --- 0.52%

    295,000 Aviall Inc #                                                 299,944
            Senior Notes
            7.625% July 1, 2011

    250,000 Packaged Ice Inc                                             252,500
            Senior Bonds
            9.750% February 1, 2005

                                                                        $552,444

MEDICAL PRODUCTS --- 0.24%
    250,000 Universal Hospital Services Inc                              257,500
            Senior Notes
            10.250% March 1, 2008

                                                                        $257,500

OFFICE EQUIPMENT & SUPPLIES --- 0.66%
    350,000 Xerox Corp                                                   350,438
            Senior Notes
            7.625% June 15, 2013

    350,000 Xerox Corp                                                   349,563
            Senior Notes
            7.125% June 15, 2010

                                                                        $700,001

OIL & GAS --- 2.14%
    250,000 CITGO Petroleum Corp                                         268,750
            Senior Notes
            11.375% February 1, 2011

    250,000 Chesapeake Energy Corp                                       265,000
            Notes
            7.500% September 15,2013

    500,000 El Paso Energy Partners #                                    535,000
            Senior Notes
            8.500% June 1, 2010

    250,000 Newfield Exploration Co                                      281,563
            Senior Notes
            7.625% March 1, 2011

    915,000 Premcor Refining Group Inc #                                 901,275
            Senior Notes
            7.500% June 15, 2015

                                                                      $2,251,588

PHARMACEUTICALS --- 0.35%

    350,000 Biovail Corp                                                 371,000
            Senior Notes
            7.875% April 1, 2010

                                                                        $371,000

POLLUTION CONTROL --- 0.34%
    350,000 Allied Waste North America Inc                               362,688
            Senior Bonds
            7.625% January 1, 2006

                                                                        $362,688

PRINTING & PUBLISHING --- 4.34%
  2,000,000 American Color Graphics #                                  1,990,000
            Senior Notes
            10.000% June 15, 2010

  2,000,000 CBD Media Inc #                                            2,064,000
            Senior Notes
            8.625% June 1, 2011

    500,000 Primedia #                                                   512,500
            Senior Notes
            8.000% May 15, 2013

                                                                      $4,566,500

REAL ESTATE --- 0.77%
    560,000 LNR Property Corp #                                          560,000
            Senior Notes
            7.625% July 15, 2013

    250,000 RFS Partnership REIT LP                                      252,500
            Unsecured Bonds
            9.750% March 1, 2012

                                                                        $812,500

RESTAURANTS --- 0.40%

    185,000 Morton's Restaurant Group Inc #                              157,250
            Senior Notes
            7.500% July 1, 2010

    250,000 Yum! Brands Inc                                              268,750
            Senior Notes
            7.450% May 15, 2005

                                                                        $426,000

RETAIL --- 0.90%

    400,000 Hollywood Entertainment Corp                                 437,501
            Senior Unsecured Bonds
            9.625% March 15, 2011

    250,000 Ingles Markets Inc                                           251,563
            Senior Unsecured Bonds
            8.875% December 1, 2011

    250,000 Saks Inc                                                     259,063
            Company Guaranteed Notes
            7.000% July 15, 2004

                                                                        $948,127

SPECIALIZED SERVICES --- 1.98%
    500,000 Iron Mountain Inc                                            528,750
            Senior Unsecured Bonds
            7.750% January 15, 2015

  1,000,000 Service Corp International                                 1,007,500
            Unsecured Notes
            6.000% December 15, 2005

    250,000 Stewart Enterprises Inc                                      278,750
            Senior Unsecured Bonds
            10.750% July 1, 2008

    250,000 United Rentals Inc                                           272,500
            Company Guaranteed Notes
            10.750% April 15, 2008

                                                                      $2,087,500

TELEPHONE & TELECOMMUNICATIONS --- 2.07%
    500,000 Nextel Communications Inc +                                  522,500
            Step Bond 0% - 9.950%
            7.690% February 15, 2008

    250,000 Nextel Communications Inc +                                  258,125
            Step Bond 0% - 10.650%
            7.440% September 15, 2007

    250,000 PanAmSat Corp                                                270,000
            Company Guaranteed Notes
            8.500% February 1, 2012

    500,000 Qwest Corp                                                   512,500
            Unsecured Notes
            7.200% November 1, 2004

    500,000 Triton PCS Inc                                               498,750
            Senior Subordinated Bonds
            8.750% November 15, 2011

    250,000 United States Cellular Corp ~                                114,688
            Zero Coupon
            6.000% June 15, 2015

                                                                      $2,176,563

TRANSPORTATION --- 0.26%

    250,000 General Maritime Corp #                                      273,750
            Senior Notes
            10.000% March 15, 2013

                                                                        $273,750

UTILITIES --- 1.74%

    125,000 El Paso Energy Corp                                          125,156
            Notes
            6.750% November 15, 2003

    375,000 Reliant Resources Inc #                                      377,813
            Senior Notes
            9.500% July 15, 2013

    375,000 Reliant Resources Inc #                                      376,875
            Senior Resources
            9.250% July 15, 2010

    915,000 Williams Cos Inc                                             956,175
            Senior Notes
            8.625% June 1, 2010

                                                                      $1,836,019

TOTAL BONDS --- 54.53%                                               $57,415,632
(Cost $57,088,677)

PREFERRED STOCK

MISCELLANEOUS --- 0.24%

      2,500 Equity Securities Trust I                                    255,625

TOTAL PREFERRED STOCK --- 0.24%                                         $255,625
(Cost $258,493)

SHORT-TERM INVESTMENTS

    500,000 Fannie Mae                                                   499,893
               0.970%, July  9, 2003
  3,717,000 Fannie Mae                                                 3,714,910
               0.930%, July 23, 2003
 10,000,000 Fannie Mae                                                 9,998,211
               0.930%, July  8, 2003
  4,418,000 Fannie Mae                                                 4,418,000
               0.790%, July  1, 2003
  7,500,000 Federal Home Loan Bank                                     7,497,156
               0.920%, July 16, 2003
  5,000,000 Freddie Mac                                                4,997,933
               0.940%, July 17, 2003
    897,000 Freddie Mac                                                  896,335
               0.930%, July 30, 2003
 15,600,000 Freddie Mac                                               15,595,969
               0.940%, July 11, 2003

TOTAL SHORT-TERM INVESTMENTS --- 45.23%                              $47,618,407
(Cost $47,618,407)

TOTAL JANUS HIGH YIELD BOND PORTFOLIO --- 100%                      $105,289,664
(Cost $104,965,577)


Legend

# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale. + Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of June 30,2003.

~ For zero coupon bond, the interest rate shown is the effective yield on date of purchase.

REIT - Real Estate Investment Trust
See Notes to Financial Statements

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

a)     Not Required in Filing.

b) (1)Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 31-Certifications.

       (2)Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 32-Certifications.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

Maxim Series Fund, Inc.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

By: /s/ G.R. McDonald
       G. McDonald
       Treasurer

Date: August 15, 2003